[WELLS FARGO]
FUNDS


Semi-Annual Report
MONEY MARKET TRUSTS


September 30, 2000


CALIFORNIA TAX-FREE MONEY MARKET TRUST

MONEY MARKET TRUST

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                             MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
---------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET TRUST.......................................2

  MONEY MARKET TRUST...........................................................4

  NATIONAL TAX-FREE MONEY MARKET TRUST.........................................6

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET TRUST.......................................8

  MONEY MARKET TRUST..........................................................12

  NATIONAL TAX-FREE MONEY MARKET TRUST........................................14

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES........................................19

  STATEMENTS OF OPERATIONS....................................................20

  STATEMENTS OF CHANGES IN NET ASSETS.........................................21

  FINANCIAL HIGHLIGHTS........................................................22

NOTES TO FINANCIAL STATEMENTS.................................................24
---------------------------------------------------------------------

LIST OF ABBREVIATIONS.........................................................26
---------------------------------------------------------------------

              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                             MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   For investors, the six-month period ended September 30, 2000, was a time characterized by market volatility. The market included a significant downturn in technology stocks and attractive gains posted by bonds. In all, rapidly changing markets reinforced the importance of diversified portfolios of stocks, bonds and cash to help investors earn more balanced returns in difficult times.
   For stocks, April was the cruelest month. Against a backdrop of ongoing interest rate hikes and their potential impact on corporate earnings, both the Dow Jones Industrial Average (the Dow) and the Nasdaq Composite Index (Nasdaq) went into a tailspin, with the Nasdaq plummeting 25% over five days. Although the Nasdaq would flounder throughout the remainder of the period, the Dow staged an impressive August rally -- only to surrender its gains one month later due to concerns over corporate earnings.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------
   Rising interest rates reflected the Federal Reserve Board's (the Fed) desire to engineer an economic slowdown and to gradually drain speculative excess out of the stock market. The interest rate increases, including an aggressive half-point increase on May 16, 2000, which ultimately achieved the desired affect. The rising interest rates benefited investors by boosting yields on shorter-term securities within money market portfolios. U.S. Government Treasury securities performed well during the second quarter and asset-and mortgage-backed securities, plus U.S. Government agency securities, assumed a leadership role in recent months.
   Wells Fargo Money Market Funds, which maintained their $1.00 per share price throughout this volatile period, continue to meet the investor demand for safety, stability and liquidity.

DIVERSIFICATION CAN HELP TAME MARKET VOLATILITY
--------------------------------------------------------------------------------
   Regardless of how financial markets have performed over recent months, Wells Fargo Funds continue to encourage investors to think long-term. Wells Fargo Funds continue to stress the importance of a diversified portfolio, a portfolio that can capitalize on market opportunities while shielding investor holdings against a downturn in any one sector. Wells Fargo Funds offers an array of 65 mutual funds designed to meet an investor's risk tolerance and long-term goals. Thank you for investing in Wells Fargo Funds.

  Sincerely,

  /s/ Michael J. Hogan
  MICHAEL J. HOGAN
  PRESIDENT,
  WELLS FARGO FUNDS

MONEY MARKET TRUSTS                                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo California Tax-Free Money Market Trust (the Fund) seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity by investing in high-quality, short-term, U.S. dollar denominated money market instruments, primarily municipal obligations.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Kevin Shaughnessy
  Mary Gail Walton

INCEPTION DATE
  05/02/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned 1.79%(1) for the six-month period ended September 30, 2000. The Fund underperformed its benchmark, the 90-Day Treasury Bill(2), which returned 3.05%. However, the Fund outperformed the iMoneyNet California State Specific Institutional Money Fund Average(3), which returned 1.68%. The Fund distributed $0.02 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria it utilizes in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   The second quarter was a period of rising interest rates, fueled by investors' perceptions of stronger economic growth and higher inflation. The Federal Reserve Open Market Committee upheld that view when it raised the Federal Funds' target level to 6.5% at its May meeting. Higher interest rates are also fairly characteristic of second quarters, a reflection of large cash outflows from money market funds to pay income taxes. This scenario presented the Fund with the opportunity to increase exposure to longer maturity notes at attractive yields.
   However, as the third quarter got underway, investors' expectations for additional rate increases were diminished, as economic reports indicated that the economy was slowing. Although rises in oil prices raised the specter of inflation, the overall direction of the money markets was stable, to downward.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The State of California has received higher than anticipated tax payments this year, resulting in fewer note issuances and significant supply and demand imbalances. For most of the period, this lack of new issues has kept the long-term yield curve steep as far out as nine months. These events will propel the Fund to take advantage of investment opportunities in the nine to 12-month maturity range, while continuing to provide ample liquidity reserves for shareholders.

PERFORMANCE HIGHLIGHTS                                       MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                     6-Month  1-Year  Since Inception
FUND                                   1.79    3.33           3.12

BENCHMARK

  90-DAY TREASURY BILL                 3.05    5.95           5.23(4)

  IMONEYNET CALIFORNIA STATE
    SPECIFIC INSTITUTIONAL MONEY
    FUND AVERAGE                       1.68    3.12           3.02(4)

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                                 3.92%

7-DAY COMPOUND YIELD                                4.00%

30-DAY SIMPLE YIELD                                 3.46%

30-DAY COMPOUND YIELD                               3.51%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AVERAGE MATURITY                                    44 DAYS

NUMBER OF HOLDINGS                                    136

  PORTFOLIO COMPOSITION(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Municipal Demand Notes      72%

Municipal Commercial Paper  16%

Municipal Notes              8%

Municipal Bonds              2%

Municipal Put Bonds          2%

  MATURITY DISTRIBUTION
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days     78%

15-29 days     1%

30-59 days     3%

60-89 days     5%

90-179 days    3%

180-269 days   2%

270+ days      8%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Wells Fargo California Tax-Free Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach California Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax- free and municipal money funds.
(4)  The published return closest to Trust's inception date of 05/02/97.
(5)  Portfolio holdings are subject to change.

MONEY MARKET TRUSTS                                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Money Market Trust (the Fund) seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in high-quality, short-term instruments.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Michael Neitzke
  Laurie White

INCEPTION DATE
  9/17/90

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned 3.23%(1) for the six-month period ended September 30, 2000. The Fund outperformed its benchmark, the 90-Day Treasury Bill(2), which returned 3.05%. The Fund also outperformed its peer group, the iMoneyNet First Tier Institutional Money Fund Average (iMoneyNet)(3) that returned 3.10%. The Fund distributed $0.03 per share in dividend income and no capital gains during the period.
   Please keep in mind that past performance is no guarantee of future results. The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria it utilizes in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   These objectives were closely followed in the period, as the Fund did not seek to increase yields. It aimed only to fulfill its tactical goals of liquidity and stability. Liquidity was kept high in anticipation of possible shareholder redemptions. This was accomplished by investing funds in shorter-term securities.
   In view of the Fund's conservative strategy, its performance, which nearly matched its benchmarks, was remarkable. Generally, portfolios with shorter maturity structures would be expected to perform best in a rising interest rate market. Its relatively favorable return in a period of declining interest rates may be attributed to the value criteria of its investment strategy.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, the Fund will continue to seek investment opportunities along the yield curve, but will only reinvest when superior quality issues emerge. The Fund is committed to a value orientation in investment selection, which will allow the Fund to perform well under any interest rate scenario. The Fund is consistently managed to maintain a stable asset value of $1.00 per share in both rising and falling interest rate markets.

PERFORMANCE HIGHLIGHTS                                       MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year  5-Year  10-Year
FUND                              3.23    6.17    5.58     5.00

BENCHMARK

  90-DAY TREASURY BILL            3.05    5.95    5.23     4.87

  IMONEYNET FIRST TIER
    INSTITUTIONAL MONEY FUND
    AVERAGE                       3.10    5.89    5.37     5.04

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                                 6.55%

7-DAY COMPOUND YIELD                                6.77%

30-DAY SIMPLE YIELD                                 6.53%

30-DAY COMPOUND YIELD                               6.73%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AVERAGE MATURITY                                    75 DAYS

NUMBER OF HOLDINGS                                    57

  PORTFOLIO COMPOSITION(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper                    55%

Time Deposits                        4%

Repurchase Agreements                6%

Corporate Bonds                     10%

Floating/Variable Rate Bonds/Notes  11%

Certificates of Deposits            12%

Bankers' Acceptance Notes            2%

  MATURITY DISTRIBUTION
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days     17%

15-29 days    28%

30-59 days     4%

60-89 days    11%

90-179 days   32%

180-269 days   8%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Government guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Wells Fargo Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset- backed commercial paper.
(4)  Portfolio holdings are subject to change.

MONEY MARKET TRUSTS                                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo National Tax-Free Money Market Trust (the Fund) seeks to provide current income exempt from federal income taxes.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Laurie White
  Robert Leuty

INCEPTION DATE
  11/10/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned 2.10%(1) for the six-month period ended September 30, 2000. The Fund underperformed its benchmark, the 90-Day Treasury Bill(2) , which returned 3.05%. However, the Fund outperformed the iMoneyNet Tax-Free Institutional Money Fund Average (iMoneyNet)(3) which returned 1.91%. The Fund distributed $0.02 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria utilized in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   During the second quarter, maturing securities were reinvested at higher yields, thereby boosting the Fund's overall yield. As longer-term securities had higher yields than shorter-term ones, Fund managers reinvested in the former, thereby extending the maturity structure of the portfolio.
   The municipal market yield curve flattened considerably during the third quarter, with three-month notes rising 30 basis points but one-year notes rising only 10 basis points. The Fund took advantage of this yield advantage in long-term securities. This left it with a longer average maturity structure than that of its peer group, iMoneyNet.
   In coming months, the objective of the Fund will be to weather the impact of heavy tax payments on tax-free securities, an event which may cause investors to seek shelter in non-government investments. Therefore, it will seek to maintain liquidity for possible shareholder redemptions. Although the Fund generally strives to hold securities to maturity, it is prepared to sell holdings if market opportunities emerge or to fund shareholder redemptions.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers believe that the economy is headed for a soft landing, with stable to declining interest rates over the coming months. The outlook for improvements in short-term yields is dim, in view of the decision by the Federal Reserve Board in August to keep interest rates unchanged. However, long-term yields increased slightly in reaction to market fears over energy price hikes and inflationary pressures. These events suggest continued volatility in interest rates. However, the Fund is consistently managed to maintain a stable asset value of $1.00 per share regardless of market volatility.

PERFORMANCE HIGHLIGHTS                                       MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                     6-Month  1-Year  Since Inception
FUND                                   2.10    3.87           3.43

BENCHMARK

  90-DAY TREASURY BILL                 3.05    5.95         5.24(4)

  IMONEYNET TAX-FREE INSTITUTIONAL
    MONEY FUND AVERAGE                 1.91    3.54           3.21(4)

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD             4.83%

7-DAY COMPOUND YIELD            4.95%

30-DAY SIMPLE YIELD             4.28%

30-DAY COMPOUND YIELD           4.37%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY                           58 DAYS

NUMBER OF HOLDINGS                                    102

  PORTFOLIO COMPOSITION(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Municipal Demand Notes  71%

Municipal Bonds         21%

Municipal Put Bonds      8%

  MATURITY DISTRIBUTION
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 OVERNIGHT    1%
 2-14 DAYS    70%

15-29 days     1%

30-59 days     2%

60-89 days     2%

90-179 days   13%

180-269 days   4%

270+ days      7%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Wells Fargo National Tax-Free Money Market Trust for the periods prior to November 8, 1999, reflects performance of the Stagecoach National Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet Tax-Free Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds includes rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the National Tax-Free Institutional and State Specific Institutional categories.
(4)  The published return closest to Fund's inception date of 11/10/97.
(5)  Portfolio holdings are subject to change.

MONEY MARKET TRUSTS   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                            MATURITY
PRINCIPAL    SECURITY NAME                   INTEREST RATE   DATE+       VALUE
CALIFORNIA MUNICIPAL SECURITIES - 93.42%
$ 3,165,000  ABAG FINANCE AUTHORITY
             NONPROFIT CORPS MFHR
             HOUSING-GAIA BUILDING PROJECT
             SERIES A++                           4.60%     7/1/30    $  3,165,000
  5,000,000  AMB AMRO MUNITOPS COP 1998-20
             MUNITOPS CERTIFICATES AMN AMRO
             LOC++                                5.13      7/5/06       5,000,000
  2,680,000  AMB AMRO MUNITOPS COP FGIC
             INSURED++                            4.00      5/7/08       2,680,000
  7,995,000  ANAHEIM CA HOUSING AUTHORITY
             MFHR SERIES L++                      4.72      2/15/33      7,995,000
  3,288,000  BUENA PARK CA MFHR WALDEN GLEN
             APARTMENTS PROJECT SERIES A++        4.45      2/15/33      3,288,000
  4,130,000  BUTTE COUNTY CA OFFICE OF
             EDUCATION GO BONDS TAX &
             REVENUE ANTICIPATION NOTES           4.25      11/16/00     4,132,934
  4,700,000  CALIFORNIA COMMUNITY COLLEGE
             FINANCING AUTHORITY++                4.00      10/4/01      4,700,000
  3,000,000  CALIFORNIA COMMUNITY COLLEGE
             TAX & REVENUE ANTICIPATION
             NOTES SERIES A                       5.00      6/29/01      3,016,176
  6,500,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY
             EDUCATIONAL REVENUE UNIVERSITY
             SAN FRANCISCO PROJECT ALLIED
             IRISH BANK PLC LOC++                 4.10      5/1/30       6,500,000
  3,000,000  CALIFORNIA HFA SFMR HOME
             MORTGAGE PROJECT SERIES I
             NATIONSBANK LOC++                    4.05      6/1/01       3,000,000
  1,330,000  CALIFORNIA HFFA HEALTH CARE RV
             POOLED LOAN PROGRAM PROJECT
             SERIES B FGIC INSURED++              2.50      10/1/10      1,330,000
  4,000,000  CALIFORNIA HOUSING FINANCE
             AGENCY MFHR SERIES B
             LANDESBANK HESSEN LOC++              4.50      2/1/31       4,000,000
  3,690,000  CALIFORNIA HOUSING FINANCE
             AGENCY HOUSING REVENUE
             SERIES A++                           4.72      8/1/24       3,690,000
  4,200,000  CALIFORNIA HOUSING FINANCE
             AGENCY HOUSING RV SERIES M US
             BANK TRUST NA LOC++                  4.45      8/1/19       4,200,000
  3,045,000  CALIFORNIA HOUSING FINANCE
             AGENCY SFHR SERIES 83 FHA
             LOC++                                4.92      8/1/25       3,045,000
  8,000,000  CALIFORNIA HOUSING RV++              4.25      8/1/01       8,000,000
  1,000,000  CALIFORNIA INFRASTRUTURE &
             ECONOMIC DEVELOPMENT BANK IDA
             RV INDEPENDENT SYSTEM
             OPERATING CORPORATION
             SERIES A MBIA INSURED++              4.40      4/1/08       1,000,000
  4,099,000  CALIFORNIA PCFA PCR SERIES E
             MORGAN GUARANTY TRUST LOC++          5.00      11/1/26      4,099,000
  7,400,000  CALIFORNIA PCFA PCR SIERRA
             PACIFIC INDS PROJECT BANK OF
             AMERICA LOC++                        4.40      2/1/13       7,400,000
    400,000  CALIFORNIA PCFA SOLID WASTE
             DISPOSAL REVENUE COLMAC ENERGY
             PROJECT SERIES A++                   4.35      12/1/16        400,000
  8,500,000  CALIFORNIA PCFA SOLID WASTE
             DISPOSAL RV SHELL OIL COMPANY
             MARTINEZ PROJECT AMT AMBAC
             INSURED++                            4.65      10/1/24      8,500,000
  5,100,000  CALIFORNIA PCFA US BORAX
             INCORPORATED PROJECT
             SERIES A++                           5.50      6/1/10       5,100,000
  7,225,000  CALIFORNIA PUBLIC CAPITAL
             IMPROVEMENTS FINANCING
             AUTHORITY IDA RV SERIES D MBIA
             INSURED++                            5.50      3/1/18       7,225,000
 16,000,000  CALIFORNIA SCHOOL CASH RESERVE
             PROGRAM SERIES A                     5.25      7/3/01      16,112,781
  1,500,000  CALIFORNIA SCHOOL FACILITIES
             COP SERIES A++                       4.65      7/1/22       1,500,000
  7,000,000  CALIFORNIA STATE DEPARTMENT OF
             WATER & POWER                        3.60      12/7/00      7,000,000
  9,995,000  CALIFORNIA STATE DEPARTMENT OF
             WATER RESERVE CENTRAL VALLEY
             PROJECT REVENUE SERIES 351++         3.75      7/1/12       9,995,000
  1,525,000  CALIFORNIA STATE DEPARTMENT OF
             WATER RESERVE PROJECT
             REVENUE++                            3.95      3/22/01      1,525,000
  5,505,000  CALIFORNIA STATE GO                  5.00      10/2/00      5,505,000
  2,000,000  CALIFORNIA STATE GO                  3.95      10/6/00      2,000,000
  2,500,000  CALIFORNIA STATE GO                  3.90      10/11/00     2,500,000
  5,400,000  CALIFORNIA STATE GO                  4.00      11/8/00      5,400,000
  4,600,000  CALIFORNIA STATE GO                  3.65      12/6/00      4,600,000
  7,000,000  CALIFORNIA STATE GO                  3.70      12/11/00     7,000,000
  7,250,000  CALIFORNIA STATE GO                 11.00      3/1/01       7,461,585
  5,000,000  CALIFORNIA STATE GO++                4.52      3/1/15       5,000,000
  2,935,000  CALIFORNIA STATE GO++                4.52      3/1/20       2,935,000
  1,580,000  CALIFORNIA STATE GO++                4.82      3/1/21       1,580,000
 17,660,000  CALIFORNIA STATE GO SMITH
             BARNEY EAGLE TRUST SERIES
             SERIES 94 MBIA INSURED++             4.82      9/1/03      17,660,000
  3,050,000  CALIFORNIA STATE PUBLIC WORKS
             BOARD LEASE RV SERIES 210
             AMBAC INSURED++                      4.87      1/1/11       3,050,000
 10,460,000  CALIFORNIA STATEWIDE CDA++           5.52      1/25/31     10,460,000
  3,515,000  CALIFORNIA STATEWIDE CDA RV
             FLOATER CERTIFICATES
             SERIES 151 AMBAC INSURED++           4.82      8/1/11       3,515,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)   MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                            MATURITY
PRINCIPAL    SECURITY NAME                   INTEREST RATE   DATE+       VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 3,900,000  CALIFORNIA STATEWIDE CDA RV
             TAX & ANTICIPATION SERIES A
             FSA INSURED                          5.25%     6/29/01   $  3,927,247
  3,130,000  CALIFORNIA STATEWIDE CDA
             MFHR++                               4.77      12/1/41      3,130,000
  3,100,000  CALIFORNIA STATEWIDE CDA MFHR
             AEGIS PLEASANT HILL PROJECT
             SERIES H THE CHASE MANHATTAN
             BANK LOC++                           4.60      7/1/27       3,100,000
    400,000  CALIFORNIA STATEWIDE CDA MFHR
             SUNRISE DANVILLE PROJECT
             SERIES A++                           4.45      5/1/27         400,000
    600,000  CALIFORNIA STATEWIDE CDA MFHR
             SUNRISE FRESNO PROJECT
             SERIES B++                           4.45      12/1/26        600,000
  5,000,000  CAMARILLO CA MFHR HERITAGE
             PARK PROJECT SERIES A FNMA
             INSURED++                            4.45      7/15/19      5,000,000
  3,000,000  CENTRAL VALLEY CA SCHOOLS
             FINANCING AUTHORITY++                5.50      1/26/01      3,000,000
  1,500,000  CONTRA COSTA COUNTY CA MFHR
             DELTA SQUARE APARTMENTS
             PROJECT SERIES H FNMA
             INSURED++                            4.30      10/15/29     1,500,000
  3,000,000  CONTRA COSTA WATER DISTRICT
             RV++                                 3.90      12/8/00      3,000,000
    200,000  EASTERN MUNICIPAL WATER
             DISTRICT CA WATER & SEWER
             REVENUE COP SERIES B FGIC
             INSURED++                            4.40      7/1/20         200,000
    400,000  FREMONT CA MFHR CREEKSIDE
             VILLAGE APARTMENTS SERIES D
             KBC BANK LOC++                       4.30      9/1/07         400,000
  2,000,000  FRESNO COUNTY CA TAX & REVENUE
             ANTICIPATION NOTES                   5.00      7/2/01       2,010,904
  1,000,000  GOLDEN EMPIRE CA SCHOOL
             FINANCING AUTHORITY KERN HIGH
             SCHOOL DISTRICT SERIES A
             CANADIAN IMPERIAL BANK LOC++         4.50      12/1/24      1,000,000
  1,485,000  GOVERNMENT DEVELOPMENT BANK          3.65      10/18/00     1,485,000
  3,159,000  GOVERNMENT DEVELOPMENT BANK          4.35      11/9/00      3,159,000
  3,000,000  GOVERNMENT DEVELOPMENT BANK          4.00      11/13/00     3,000,000
  1,300,000  IRVINE CA IMPROVEMENT BOND ACT
             1915 ASSESSMENT DISTRICT NO
             85-7-1 CANADIAN IMPERIAL BANK
             LOC++                                4.40      9/2/11       1,300,000
  2,800,000  LONG BEACH CA HARBOR RV
             P-FLOATS-PA 651++                    4.60      5/15/19      2,800,000
  3,000,000  LOS ANGELES CA CONVENTION &
             EXHIBITION CENTER SERIES 88
             MBIA INSURED++                       4.52      8/15/18      3,000,000
  5,240,000  LOS ANGELES CA
             DEPARTMENTWATER & ELECTRIC
             PLANT REVENUE SERIES 276
             MORGAN STANLEY INSURED++             5.02      11/15/10     5,240,000
  2,200,000  LOS ANGELES CA DEPARTMENT
             WATER & POWER ELECTRIC REVENUE
             SERIES 144 FSA INSURED++             4.82      6/15/29      2,200,000
    325,000  LOS ANGELES CA MFHR HOUSING
             LOANS TO LENDERS PROJECT
             SERIES B FHLB INSURED++              5.10      12/1/26        325,000
  7,000,000  LOS ANGELES CA SERIES N8 BANK
             OF NY LOC++                          5.50      6/29/01      7,000,000
  2,810,000  LOS ANGELES CA USD
             SERIES 1179++                        3.95      7/1/19       2,810,000
  8,745,000  LOS ANGELES COUNTY CA
             METROPOLITAN TRANSPORTATION
             AUTHORITY SALES TAX REVENUE
             SERIES 106 FSA INSURED++             4.82      7/1/10       8,745,000
  1,800,000  LOS ANGELES COUNTY CA TAXABLE
             PENSION OBLIGATION SERIES A++        4.25      6/30/07      1,800,000
  5,000,000  LOS ANGELES COUNTY CA TAX & RV
             ANTICIPATION NOTES SERIES A          5.00      6/29/01      5,030,178
  2,335,000  LOS ANGELES COUNTY CA
             TRANSPORTATION COMMUNITY SALES
             TAX RV SERIES A                      6.75      7/1/01       2,425,862
    200,000  LOS ANGELES COUNTY CA
             TRANSPORTATION COMMUNITY SALES
             TAX RV SERIES A++                    4.25      7/1/12         200,000
  2,480,000  LOS ANGELES COUNTY CA
             TRANSPORTATION COMMUNITY SALES
             TAX RV SERIES A FGIC INSURED         6.75      7/1/01       2,576,505
 20,000,000  METROPOLITAN WATER DISTRICT
             CA++                                 4.67      8/5/22      20,000,000
  1,000,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA                  3.90      10/18/00     1,000,000
  2,800,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA SERIES A
             AMBAC INSURED++                      4.40      6/1/23       2,800,000
  3,500,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA SERIES C
             BANK OF AMERICA NT & SA LOC++        4.15      7/1/28       3,500,000
  6,000,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA
             SERIES 116++                         4.77      7/1/21       6,000,000
  1,855,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA
             SERIES SG-128++                      4.52      7/1/30       1,855,000
 12,000,000  MILPITAS CA MFHR CROSSING AT
             MONTAGUE PROJECT SERIES A US
             BANK TRUST NA LOC++                  4.45      8/15/33     12,000,000
  2,000,000  MSR PUBLIC POWER AGENCY CA
             POWER RV SAN JUAN PROJECT
             SERIES D MBIA INSURED++              4.40      7/1/18       2,000,000
  1,800,000  ORANGE COUNTY CA APARTMENT
             DEVELOPMENT REVENUE
             SERIES A++                           4.65      11/1/09      1,800,000

MONEY MARKET TRUSTS   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                            MATURITY
PRINCIPAL    SECURITY NAME                   INTEREST RATE   DATE+       VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 1,500,000  ORANGE COUNTY CA APARTMENT
             DEVELOPMENT REVENUE SERIES B
             BANK OF AMERICA NT & SA LOC++        4.30%     11/1/09   $  1,500,000
  3,000,000  OTAY CA WATER DISTRICT COP
             CAPITAL PROJECTS++                   4.40      9/1/26       3,000,000
  5,400,000  PAJARO VALLEY CA UNITED SCHOOL
             DISTRICT SCHOOL FACILITIES
             BRIDGE FUNDING PROJECT++             4.50      9/1/31       5,400,000
  4,100,000  PALMDALE CA SCHOOL DISTRICT
             COP BUILDING PROJECT FSA
             INSURED++                            4.50      9/1/13       4,100,000
  4,200,000  PORT OAKLAND CA TRANSPORTATION
             REVENUE SERIES K FGIC
             INSURED++                            5.12      11/1/21      4,200,000
  2,000,000  PORT OAKLAND CA TRANSPORTATION
             REVENUE SERIES 5 FGIC
             INSURED++                            5.12      11/1/12      2,000,000
  3,250,000  RIVERSIDE COUNTY CA COP
             SERIES A                             3.65      10/4/00      3,250,000
  3,300,000  RIVERSIDE COUNTY CA IDA RV
             UNIVERSAL FOREST PRODUCTS
             PROJECT BANK ONE MICHIGAN
             LOC++                                4.90      8/1/29       3,300,000
    500,000  SACRAMENTO CA MFHR SMOKETREE
             PROJECT SERIES A US BANK TRUST
             NA LOC++                             4.40      4/15/10        500,000
  2,600,000  SACRAMENTO COUNTY CA
             ADMINISTRATION CENTER & COURT
             HOUSE PROJECT LOC - UNION BANK
             OF SWITZERLAND++                     2.50      6/1/20       2,600,000
    545,000  SACRAMENTO COUNTY CA
             SANITATION DISTRICT FINANCING
             AUTHORITY UTILITY RV SERIES A
             BANK OF NEW YORK LOC++               5.07      12/1/19        545,000
  3,760,000  SACRAMENTO COUNTY CA TAX & RV
             ANTICIPATION NOTES GO                5.00      10/4/01      3,802,195
  2,000,000  SALINAS CA APARTMENT
             DEVELOPMENT RV MARINER VILLAGE
             PROJECT SERIES B BANK OF
             AMERICA NT & SA LOC++                4.30      4/1/05       2,000,000
  2,290,000  SAN BERNARDINO COUNTY CA COP         6.75      8/1/01       2,389,921
  2,100,000  SAN BERNARDINO COUNTY CA COP
             COUNTY CENTER REFINANCING
             PROJECT CANADIAN IMPERIAL BANK
             LOC++                                4.30      7/1/15       2,100,000
  2,725,000  SAN BERNARDINO COUNTY CA MFHR
             HOUSING ROSEWOOD APARTMENTS
             SERIES A++                           4.30      5/15/29      2,725,000
  5,670,000  SAN DIEGO CA COP++                   4.52      8/1/28       5,670,000
  4,000,000  SAN DIEGO CA COP SAN PASQUAL
             ACADEMY PROJECT++                    4.70      8/1/20       4,000,000
 12,308,000  SAN DIEGO CA HOUSING AUTHORITY
             MHFR CARMEL DEL MAR PROJECT
             SERIES E BANK OF AMERICA LOC++       4.20      12/1/15     12,308,000
  2,295,000  SAN DIEGO CA IDR++                   4.52      9/1/19       2,295,000
  4,130,000  SAN DIEGO CA PUBLIC FACILITIES
             FINANCING AUTHORITY REVENUE
             SERIES SG 130++                      4.52      5/15/29      4,130,000
 10,000,000  SAN FRANCISCO BAY GO                 4.00      10/2/00     10,000,000
 25,000,000  SAN FRANCISCO CA CITY & COUNTY
             AIRPORT COMMUNITY
             INTERNATIONAL AIRPORT RV
             SERIES 31 FGIC INSURED++             4.92      5/1/29      25,000,000
  2,000,000  SAN FRANCISCO CA CITY & COUNTY
             REDEVELOPMENT AGENCY MFHR
             FILLMORE CENTER PROJECT
             SERIES A-1 CREDIT SUISSE FIRST
             BOSTON LOC++                         4.15      12/1/17      2,000,000
 23,800,000  SAN FRANCISCO CA CITY & COUNTY
             REDEVELOPMENT AGENCY MFHR
             FILLMORE CENTER PROJECT
             SERIES B-1 CREDIT SUISSE FIRST
             BOSTON LOC++                         4.15      12/1/17     23,800,000
    685,000  SAN FRANCISCO CA CITY & COUNTY
             REDEVELOPMENT AGENCY MFHR
             YERBA BUENA GARDEN PROJECT
             BANK OF TOKYO MITSUBISHI LOC++       2.55      9/1/06         685,000
  1,200,000  SAN FRANCISCO CA CITY & COUNTY
             REDEVELOPMENT AGENCY SOUTH
             HARBOR PROJECT BT SECURITITES
             CORPORATION LOC++                    5.20      12/1/16      1,200,000
 32,000,000  SAN JOAQUIN TRANSPORTATION           4.50      10/2/00     32,000,000
  2,835,000  SAN JOSE CA MFHR++                   4.77      5/1/30       2,835,000
  2,880,000  SAN JOSE CA MFHR++                   4.77      5/1/30       2,880,000
    500,000  SAN JOSE CA MFHR ALMADEN LAKE
             VILLAGE APARTMENTS SERIES A          4.38      3/1/32         500,000
  2,000,000  SAN JOSE CA MFHR ALMADEN LAKE
             VILLAGE APARTMENTS PROJECT
             SERIES A++                           4.38      3/1/32       2,000,000
  1,300,000  SAN JOSE CA MFHR FAIRWAY GLEN
             SERIES A FGIC INSURED++              4.45      11/1/07      1,300,000
  2,600,000  SAN JOSE CA REDEVELOPMENT
             AGENCY PROJECT SERIES A              2.55      7/1/26       2,600,000
  1,000,000  SAN JOSE CA REDEVELOPMENT
             AGENCY PROJECT SERIES B              4.20      7/1/26       1,000,000
 10,525,000  SAN LEANDRO CA MFHR PARKSIDE
             PROJECT FNMA INSURED++               4.50      7/15/18     10,525,000
    845,000  SANTA CLARA CA ELECTRIC RV
             SERIES B++                           4.40      7/1/10         845,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)   MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                            MATURITY
PRINCIPAL    SECURITY NAME                   INTEREST RATE   DATE+       VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 2,800,000  SANTA CLARA CA TRANSPORTATION
             DISTRICT TRANSPORTATION RV++         2.50%     6/1/15    $  2,800,000
  5,000,000  SANTA CRUZ COUNTY CA TAX
             ALLOCATION RV                        4.50      10/6/00      5,000,450
  3,781,000  SOUTHEAST RESOURCE RECOVERY
             FACILITIES AUTHORITY CA LEASE
             RV SERIES B STATE STREET B&T
             INSURED++                            4.55      12/1/18      3,781,000
  1,080,000  TURLOCK CA IRRIGATION PROJECT
             SERIES A++                           4.40      1/1/14       1,080,000
  5,600,000  UNIVERSITY OF CALIFORNIA RV          3.80      12/11/00     5,600,000
  6,000,000  UNIVERSITY OF CALIFORNIA RV          3.90      12/8/00      6,000,000
    650,000  VACAVILLE CA MFHR QUAIL RUN
             PROJECT SERIES A US BANK TRUST
             NA LOC++                             4.50      7/15/18        650,000
  1,245,000  VALLEJO CA MFHR HIGHLANDS++          4.75      6/1/07       1,245,000
    900,000  VALLEJO CA MFHR RV SERIES A++        4.50      5/15/22        900,000
  2,100,000  VALLEJO CA MFHR RV SERIES C          4.90      1/1/08       2,100,000

                                                                       567,726,738
TOTAL CALIFORNIA MUNICIPAL SECURITIES (COST
$567,726,738)
                                                                      ------------
PUERTO RICO MUNICIPAL SECURITIES - 6.19%
  6,535,000  PUERTO RICO COMMONWEALTH++           4.57      7/1/16       6,535,000
  4,725,000  PUERTO RICO COMMONWEALTH++           4.05      7/1/23       4,725,000
  4,700,000  PUERTO RICO COMMONWEALTH
             SERIES 20 MBIA IBC INSURED++         4.97      7/1/23       4,700,000
  1,385,000  PUERTO RICO COMMONWEALTH
             SERIES 125 AMBAC INSURED++           4.82      7/1/10       1,385,000
  7,020,000  PUERTO RICO COMMONWEALTH
             INFRASTRUCTURE FINANCING
             AUTHORITY SERIES 139 AMBAC
             INSURED++                            4.82      1/1/10       7,020,000
  2,000,000  PUERTO RICO ELECTRIC POWER
             AUTHORITY RV++                       4.57      7/1/07       2,000,000
  1,354,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                     4.20      11/16/00     1,354,000
  9,915,000  PUERTO RICO MUNICIPAL FINANCE
             AGENCY++                             4.57      8/1/19       9,915,000

                                                                        37,634,000
TOTAL PUERTO RICO MUNICIPAL SECURITIES
(COST $37,634,000)
                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $605,360,738)*                        99.61% $605,360,738
OTHER ASSETS AND LIABILITIES, NET             .39     2,398,430
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $607,759,168
                                          -------  ------------

 ++  VARIABLE RATE.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        OTHER          31%
Multi-Family Housing   18%
Education Facilities   10%
Transportation          9%
Water & Sewer           7%
Airport                 4%
General Obligation      4%
Housing                 3%
Industrial
Development             3%
Pollution Control       3%
Economic Development    1%
Electric                1%
Health Care             1%
Leasing                 1%
Local Agency Housing    1%
Sales Tax               1%
Single Family Housing   1%
Utilities               1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET TRUSTS   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
BANK NOTES - 2.03%
$ 5,000,000  BANK OF AMERICA CORPORATION          7.23%        2/16/01     $  5,000,000
 10,000,000  BRANCH BANKING & TRUST               7.05          5/7/01        9,977,981

                                                                             14,977,981
TOTAL BANK NOTES (COST $14,977,981)
                                                                           ------------
CERTIFICATES OF DEPOSIT - 11.50%
 20,000,000  ABN-AMRO BANK, CHICAGO               6.72         2/12/01       19,997,928
  5,000,000  CANADIAN IMPERIAL BANK OF
             COMMERCE                             6.57         1/29/01        4,999,382
  5,000,000  DRESDNER BANK AG                     7.10         5/15/01        5,000,000
  8,000,000  NATEXIS BANK SA NEW YORK             6.77         2/26/01        8,000,391
 20,000,000  SOUTHTRUST BANK                      6.88          1/8/01       20,000,000
  7,000,000  SOUTHTRUST BANK                      6.87         1/10/01        7,000,000
 10,000,000  U.S. BANK N.A.                       6.59         1/16/01       10,000,000
 10,000,000  UNION BANK OF SWITZERLAND
             STAMFORD                             6.22        12/11/00        9,998,630

                                                                             84,996,331
TOTAL CERTIFICATES OF DEPOSIT (COST
$84,996,331)
                                                                           ------------
COMMERCIAL PAPER - 54.35%
 10,000,000  ACE OVERSEAS CORPORATION             6.98{::}     12/4/00        9,882,050
  6,000,000  ACE OVERSEAS CORPORATION             6.99{::}     12/4/00        5,929,125
 15,000,000  ALPINE SECURITIZATION
             CORPORATION                          6.58{::}    10/23/00       14,942,688
 24,600,000  APRECO INCORPORATED                  6.68{::}    10/16/00       24,537,099
  8,000,000  ATLANTIS ONE FUNDING
             CORPORATION                          6.74{::}     2/16/01        7,801,503
  3,000,000  BANK OF AMERICA CORPORATION          6.82{::}      2/9/01        2,928,609
  7,000,000  BAVARIA TRR CORPORATION              6.69{::}     4/17/01        6,753,122
 17,000,000  BEAR STEARNS
             COMPANIES, INCORPORATED              6.75{::}     5/30/01       16,271,269
  2,000,000  COMPASS SECURITIZATION, LLC          6.81{::}     1/10/01        1,963,223
 28,000,000  CONDUIT ASSET BACKED
             SECURITIES, LIMITED                  6.59{::}    10/16/00       27,928,678
 10,000,000  CROWN POINT CAPITAL COMPANY,
             LLC                                  6.58{::}    10/12/00        9,981,806
  5,000,000  GAP INCORPORATED                     6.76++       9/21/01        5,000,000
 10,000,000  GENERAL ELECTRIC CAPITAL
             INTERNATIONAL FUNDING                6.75{::}      2/2/01        9,776,893
 18,000,000  GENERAL ELECTRIC CAPITAL
             SERVICE                              6.75{::}     1/30/01       17,606,400
 10,000,000  GOVCO INCORPORATED LLC               6.68{::}     11/2/00        9,943,425
 17,000,000  GREYHAWK FUNDING, LLC                6.76{::}      2/2/01       16,620,135
 20,000,000  HALOGEN CAPITAL COMPANY, LLC         6.58{::}    10/16/00       19,949,133
 10,000,000  HALOGEN CAPITAL COMPANY, LLC         6.57{::}    10/17/00        9,972,792
 28,000,000  LEXINGTON PARKER CAPITAL
             COMPANY, LLC                         6.74{::}      3/2/01       27,234,263
  5,000,000  MOAT FUNDING, LLC                    6.95{::}     12/4/00        4,941,200
  3,000,000  MOAT FUNDING, LLC                    6.93{::}    12/13/00        2,959,800
 12,000,000  MOAT FUNDING, LLC                    6.73{::}     1/26/01       11,746,734
  9,000,000  MOAT FUNDING, LLC                    6.67{::}      2/7/01        8,786,560
 10,000,000  NEPTUNE FUNDING CORPORATION          6.58{::}    10/17/00        9,972,708
 18,000,000  NEPTUNE FUNDING CORPORATION          6.59{::}    10/19/00       17,944,325
 25,000,000  SALOMON SMITH BARNEY
             HOLDINGS, INCORPORATED               6.63{::}     10/6/00       24,981,833
 20,000,000  SHEFFIELD RECEIVABLES
             CORPORATION                          6.57{::}    10/18/00       19,941,956
  7,000,000  SIGMA FINANCE INCORPORATED           6.85{::}      2/2/01        6,841,791
  4,000,000  SIGMA FINANCE INCORPORATED           6.73{::}     6/15/01        3,817,672
 15,000,000  SPECIAL PURPOSE ACCOUNTS
             RECEIVABLE COOPERATIVE
             CORPORATION                          6.62++       2/23/01       15,000,000
 15,000,000  SYDNEY CAPITAL CORPORATION           6.93{::}    12/21/00       14,776,667
  5,000,000  VARIABLE FUNDING CAPITAL
             CORPORATION                          6.84{::}     1/10/01        4,908,195

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)   MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
COMMERCIAL PAPER (continued)
$10,000,000  VENTURES BUSINESS TRUST              6.69%{::}   10/16/00     $  9,974,411

                                                                            401,616,065
TOTAL COMMERCIAL PAPER (COST $401,616,065)
                                                                           ------------
CORPORATE BONDS & NOTES - 10.69%
 22,000,000  BANK OF AMERICA CORPORATION          6.83         1/22/01       22,000,000
 10,000,000  BETA FINANCE INCORPORATED            6.15         10/6/00       10,000,000
 10,000,000  CC (USA), INCORPORATED               6.77         3/15/01       10,000,000
 15,000,000  CC (USA), INCORPORATED               7.12          5/7/01       15,000,000
 15,000,000  DORADA FINANCE, INCORPORATED         6.79         3/15/01       15,000,000
  7,000,000  U.S. BANK N.A.                       5.92         10/2/00        7,000,000

                                                                             79,000,000
TOTAL CORPORATE BONDS & NOTES (COST
$79,000,000)
                                                                           ------------
TIME DEPOSITS - 4.06%
 10,000,000  BANQUE BRUXELLES LAMBERT,
             LONDON BRANCH                        6.75         10/2/00       10,000,000
 10,000,000  BARCLAY'S BANK, LONDON BRANCH        6.73         10/2/00       10,000,000
 10,000,000  CAISSE DES DEPOTS ET
             CONSIGNATIONS, PARIS                 6.73         10/2/00       10,000,000

                                                                             30,000,000
TOTAL TIME DEPOSITS (COST $30,000,000)
                                                                           ------------
VARIABLE & FLOATING RATE BONDS & NOTES - 11.50%
 20,000,000  BEAR STEARNS & COMPANY
             INCORPORATED                         6.68         3/29/01       20,000,000
 20,000,000  J.P. MORGAN & COMPANY                6.61         3/16/01       20,000,000
 20,000,000  MORGAN STANLEY DEAN WITTER           6.60         3/16/01       20,000,000
 25,000,000  UNILEVER CAPITAL CORPORATION         6.68          9/7/01       25,000,000

                                                                             85,000,000
TOTAL VARIABLE & FLOATING RATE BONDS &
NOTES (COST $85,000,000)
                                                                           ------------
REPURCHASE AGREEMENTS - 5.68%
  6,992,140  BEAR STEARNS COMPANIES
             REPURCHASE AGREEMENT                 6.65         10/2/00        6,992,140
 35,000,000  GOLDMAN SACHS & COMPANY
             REPURCHASE AGREEMENT                 6.75         10/2/00       35,000,000

                                                                             41,992,140
TOTAL REPURCHASE AGREEMENTS (COST
$41,992,140)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $737,582,517)*                        99.81% $737,582,517
OTHER ASSETS AND LIABILITIES, NET            0.19     1,395,668
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $738,978,185
                                          -------  ------------

{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET TRUSTS   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                            MATURITY
PRINCIPAL    SECURITY NAME                   INTEREST RATE   DATE+       VALUE
MUNICIPAL SECURITIES - 100.33%
ALABAMA - 0.25%
$   745,000  JEFFERSON COUNTY AL SEWER RV
             PA 487 R++                           5.62%     2/1/38    $    745,000
                                                                      ------------
ALASKA - 0.40%
  1,180,000  ALASKA IDA PROVIDENCE MEDICAL
             OFFICE BUILDING++                    4.10      6/1/10       1,180,000
                                                                      ------------
ARIZONA - 2.72%
    600,000  APACHE COUNTY AZ IDA TUCSON
             ELECTRIC POWER SERIES 83-A++         5.60      12/15/18       600,000
  4,500,000  MARICOPA COUNTY AZ IDA MFHR
             FRN++                                5.82      11/1/32      4,500,000
  3,000,000  MARICOPA COUNTY AZ IDA MFHR
             LAS GARDENIAS APARTMENTS
             PROJECT SERIES A FNMA
             INSURED++                            5.80      4/15/33      3,000,000

                                                                         8,100,000
                                                                      ------------
CALIFORNIA - 0.67%
  2,000,000  CALIFORNIA HIGHER EDUCATIONAL
             LOAN AUTHORITY STUDENT LOAN RV
             SERIES A STATE STREET B&T CA
             LOC                                  4.70      6/1/01       2,000,000
                                                                      ------------
COLORADO - 5.44%
  1,000,000  JEFFERSON COUNTY CO SCHOOL
             DISTRICT++                           5.00      6/27/01      1,004,835
  3,000,000  JEFFERSON COUNTY CO SCHOOL
             DISTRICT NO. R-001 GO++              5.00      12/15/00     3,006,479
  3,400,000  ROARING FORKS CO
             SERIES 2000-10++                     5.72      12/1/05      3,400,000
  3,000,000  ROARING FORKS CO
             SERIES 2000-14++                     5.72      6/1/05       3,000,000
  5,810,000  ROARING FORKS CO
             SERIES 2000-17++                     5.82      2/1/05       5,810,000

                                                                        16,221,314
                                                                      ------------
DISTRICT OF COLUMBIA - 0.70%
  2,100,000  DISTRICT OF COLUMBIA FRN PA
             568++                                5.62      6/1/10       2,100,000
                                                                      ------------
FLORIDA - 0.67%
  2,000,000  HILLSBOROUGH COUNTY FL HFA
             SFHR GNMA/FNMA INSURED++             4.50      8/16/01      2,000,000
                                                                      ------------
GEORGIA - 0.50%
    500,000  CLAYTON COUNTY GA MFHR++             5.60      8/1/06         500,000
  1,000,000  COBB COUNTY GA SCHOOL DISTRICT       4.38      12/29/00     1,000,945

                                                                         1,500,945
                                                                      ------------
IDAHO - 0.60%
  1,800,000  IDAHO HEALTH FACILITIES
             AUTHORITY RV ST. LUKES
             REGIONAL MEDICAL CENTER
             PROJECT WEST ONE BANK IDAHO
             LOC++                                5.65      5/1/22       1,800,000
                                                                      ------------
ILLINOIS - 7.83%
  3,300,000  CHICAGO IL GO SERIES A
             LANDESBANK HESSEN LOC                3.90      12/7/00      3,300,000
  1,690,000  CHICAGO IL OHARE INTERNATIONAL
             AIRPORT PASSENGER FACILITIES
             CHARGE PROJECT SERIES B AMBAC
             INSURED                              5.00      1/1/01       1,692,263
  3,200,000  ELGIN IL IDR NELSON GRAPHIC
             INCORPORATED PROJECT LASALLE
             BANK NA INSURED++                    5.67      5/1/20       3,200,000
    500,000  ELMHURST IL IDR JOHN SAKASH
             COMPANY INCORPORATED PROJECT
             LASALLE BANK N.A. LOC++              5.67      2/1/25         500,000
  2,500,000  ILLINOIS EDUCATIONAL
             FACILITIES AUTHORITY RV              5.00      7/11/01      2,509,230
  3,000,000  ILLINOIS EDUCATIONAL
             FACILITIES AUTHORITY RV
             SERIES A3 HARRIS TRUST &
             SAVINGS LOC                          4.75      2/5/01       3,000,000
  3,500,000  ILLINOIS HFFA SERIES B++             5.70      1/1/20       3,500,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)   MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                            MATURITY
PRINCIPAL    SECURITY NAME                   INTEREST RATE   DATE+       VALUE
ILLINOIS (continued)
$ 2,100,000  ILLINOIS HFA RV ADVOCATE
             HEALTH CARE++                        5.60%     8/15/22   $  2,100,000
  1,935,000  ILLINOIS STATE GO                    4.75      10/2/00      1,935,001
  1,600,000  NORTH AURORA IL IDA OBERWEIS
             DAIRY INCORPORATED PROJECT++         5.67      2/1/10       1,600,000

                                                                        23,336,494
                                                                      ------------
INDIANA - 7.90%
  7,600,000  INDIANA HFFA RV SERIES 271
             MBIA INSURED++                       5.77      11/1/19      7,600,000
  2,750,000  INDIANA SECONDARY MARKET
             EDUCATIONAL LOANS INCORPORATED
             EDUCATIONAL LOAN RV SERIES B
             AMBAC INSURED++                      5.50      12/1/14      2,750,000
 13,200,000  INDIANA HFFA RV ASCENSION
             HEALTH CREDIT SERIES B++             5.75      11/15/39    13,200,000

                                                                        23,550,000
                                                                      ------------
IOWA - 3.37%
  3,500,000  IOWA FINANCE AUTHORITY SFMR
             SERIES N++                           4.40      3/15/01      3,500,000
  3,000,000  IOWA HIGHER EDUCATIONAL LOAN
             AUTHORITY EDUCATION RV LORAS
             COLLEGE PROJECT SERIES F US
             BANCORP LOC                          5.50      5/24/01      3,009,154
  1,000,000  IOWA HIGHER EDUCATIONAL LOAN
             AUTHORITY EDUCATION RV TAX &
             REVENUE ANTICIPATION NOTES
             MERCY COLLEGE PROJECT
             SERIES J                             5.25      5/24/01      1,004,001
  2,500,000  IOWA SCHOOL CORPORATION
             EDUCATIONAL FACILITIES RV
             WARRANTS CERTIFICATES IOWA
             SCHOOL CASH ANTICIPATION
             PROGRAM SERIES A                     5.50      6/22/01      2,517,400

                                                                        10,030,555
                                                                      ------------
KENTUCKY - 0.40%
  1,200,000  KENTUCKY ASSET/LIABILITY
             COMMISSION GENERAL FUND RV           5.25      6/27/01      1,205,982
                                                                      ------------
LOUISIANA - 2.33%
  2,065,000  CALCASIEU PARISH LA SALES TAX
             DISTRICT NO. 4 TAX RV ROAD
             IMPROVEMENT CREDIT DE FRANCE
             LOC++                                5.65      9/1/01       2,065,000
  2,400,000  LOUISIANA PUBLIC FACILITIES
             AUTHORITY HOSPITAL RV
             WILLIS-KNIGHTON MEDICAL CENTER
             AMBAC INSURED++                      5.40      9/1/27       2,400,000
  1,385,000  LOUISIANA STATE HEALTH &
             EDUCATIONAL AUTHORITY REVENUE
             SERIES B++                           5.66      10/1/17      1,385,000
  1,100,000  ST. CHARLES PARISH LA PCR
             SHELL OIL COMPANY NORCO
             PROJECT++                            5.70      9/1/23       1,100,000

                                                                         6,950,000
                                                                      ------------
MAINE - 0.68%
  2,025,000  MAINE HEALTH & HIGHER
             EDUCATIONAL FACILITIES
             AUTHORITY REVENUE VHA NEW
             ENGLAND INCORPORATED SERIES E
             AMBAC INSURED++                      5.70      12/1/25      2,025,000
                                                                      ------------
MARYLAND - 0.50%
  1,500,000  HOWARD COUNTY MD MFHR SHERWOOD
             CROSSING LIMITED PROJECT
             GUARDIAN SAVINGS & LOAN LOC          4.85      6/1/01       1,500,000
                                                                      ------------
MASSACHUSETTS - 1.18%
  3,500,000  MASSACHUSETTS STATE RV BOND
             ANTICIPATION NOTES SERIES A          5.00      9/6/01       3,521,804
                                                                      ------------
MICHIGAN - 0.84%
  1,500,000  MICHIGAN STATE BUILDING
             AUTHORITY RV FACILITIES
             PROJECT SERIES II                    5.00      10/15/00     1,500,597
  1,000,000  MICHIGAN STATE BUILDING
             AUTHORITY RV FACILITIES
             PROJECT SERIES I AMBAC INSURED       4.00      10/2/00      1,000,000

                                                                         2,500,597
                                                                      ------------

MONEY MARKET TRUSTS   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                            MATURITY
PRINCIPAL    SECURITY NAME                   INTEREST RATE   DATE+       VALUE
MINNESOTA - 8.62%
$ 1,195,000  BURNSVILLE MN MFHR BERKSHIRE
             PROJECT SERIES A U.S. BANK
             TRUST N.A. LOC++                     5.65%     7/15/30   $  1,195,000
  2,100,000  DULUTH MN ECONOMIC DEVELOPMENT
             AGENCY HEALTH CARE FACILITIES
             RV MILLER DWAN MEDICAL CENTER
             PROJECT CREDIT LOCAL DE FRANCE
             LOC++                                5.65      6/1/19       2,100,000
  2,680,000  DULUTH MN TAX INCREMENT RV
             LAKE SUPERIOR PAPER PROJECT
             WACHOVIA BANK GEORGIA LOC++          5.40      9/1/10       2,680,000
  6,200,000  MANKATO MN MFHR HIGHLAND HILLS
             PROJECT++                            5.95      5/1/27       6,200,000
  1,885,000  MANKATO MN MFHR HIGHLAND HILLS
             PROJECT++                            5.95      5/3/27       1,885,000
    950,000  MINNEAPOLIS MN PA 711++              5.62      3/1/10         950,000
  6,500,000  MINNESOTA SCHOOL DISTRICTS TAX
             ANTICIPATION CERTIFICATE
             INDEBENTURE SERIES A                 4.25      2/28/01      6,501,194
  1,500,000  MINNESOTA STATE RV SERIES A          5.00      6/30/01      1,507,219
  1,000,000  ST PAUL MN HOUSING &
             REDEVELOPMENT AUTHORITY
             REVENUE++                            5.95      3/1/18       1,000,000
  1,670,000  ST. PAUL MN HOUSING &
             REDEVELOPMENT AUTHORITY
             UTILITIES RV++                       5.85      12/1/12      1,670,000

                                                                        25,688,413
                                                                      ------------
MISSISSIPPI - 1.09%
  3,250,000  MISSISSIPPI HOME CORPORATION
             SFMR++                               5.67      11/1/29      3,250,000
                                                                      ------------
MISSOURI - 4.61%
  7,600,000  MISSOURI HIGHER EDUCATION LOAN
             AUTHORITY STUDENT LOAN RV
             SERIES A GUARANTEED BY STUDENT
             LOANS++                              5.50      12/1/05      7,600,000
  2,200,000  MISSOURI ST HEALTH &
             EDUCATIONAL FACILITIES
             AUTHORITY REVENUE++                  5.65      7/1/35       2,200,000
  1,000,000  MISSOURI STATE DEVELOPMENT
             LEASE REVENUE++                      5.65      12/1/22      1,000,000
  1,625,000  MISSOURI STATE HEALTH &
             EDUCATION FACILITIES AUTHORITY
             REVENUE SERIES A++                   5.50      11/1/19      1,625,000
  1,300,000  MISSOURI STATE HEFA.
             EDUCATIONAL FACILITIES RV
             SAINT LOUIS UNIVERSITY PROJECT
             SERIES B AMERICA N.A. LOC++          5.70      10/1/24      1,300,000

                                                                        13,725,000
                                                                      ------------
MONTANA - 1.77%
  5,260,000  MONTANA STATE BOARD OF
             INVESTMENTS MUNICIPAL FINANCE
             CONSTRUCTION INTERCAP PROGRAM
             RV                                   4.35      3/1/01       5,260,000
                                                                      ------------
NEW HAMPSHIRE - 1.46%
  4,345,000  NEW HAMPSHIRE HIGHER
             EDUCATION & HEALTH FACILITIES
             AUTHORITY REVENUE
             SERIES SG-19++                       5.67      6/1/23       4,345,000
                                                                      ------------
NEW YORK - 2.33%
  5,110,000  IBM TAX EXEMPT GRANTOR++             5.77      3/14/06      5,110,000
    800,000  LONG ISLAND POWER AUTHORITY NY
             ELECTRIC SYSTEM RV FRN PA
             586++                                5.72      12/1/29        800,000
  1,000,000  NEW YORK STATE URBAN
             DEVELOPMENT RV                       7.63      1/1/01       1,027,776

                                                                         6,937,776
                                                                      ------------
OKLAHOMA - 0.40%
  1,200,000  MUSKOGEE OK INDUSTRIAL
             POLLUTION OKLAHOMA GAS &
             ELECTRIC COMPANY SERIES A++          5.70      1/1/25       1,200,000
                                                                      ------------
OTHER - 3.53%
  3,800,000  ABN AMRO LEASETOPS++                 5.90      8/7/02       3,800,000
  6,720,755  PITNEY BOWES CREDIT
             CORPORATION LEASETOPS COP
             SERIES 1999-2++                      5.95      3/16/05      6,720,755

                                                                        10,520,755
                                                                      ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)   MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                            MATURITY
PRINCIPAL    SECURITY NAME                   INTEREST RATE   DATE+       VALUE
PENNSYLVANIA - 4.17%
$ 8,000,000  ALLEGHENY COUNTY PA GO               8.50%     2/15/01   $  8,123,856
  1,000,000  QUAKERTOWN PA GENERAL
             AUTHORITY RV POOLED FINANCING
             PROGRAM SERIES A PNC BANK
             LOC++                                4.35      6/1/28       1,000,000
  3,300,000  QUAKERTOWN PA HOSPITAL
             AUTHORITY REVENUE++                  4.35      7/1/05       3,300,000

                                                                        12,423,856
                                                                      ------------
SOUTH CAROLINA - 5.42%
  5,000,000  FLORENCE COUNTY SC HOSPITAL RV
             MCLEOD REGIONAL MEDICAL CENTER
             PROJECT FGIC INSURED                 6.75      11/1/00      5,109,482
  7,200,000  SOUTH CAROLINA JOBS ECONOMIC
             DEVELOPMENT AUTHORITY ECONOMIC
             DEVELOPMENT RV SERIES 338++          5.72      12/1/00      7,200,000
  3,850,000  SOUTH CAROLINA STATE PUBLIC
             SERVICE AUTHORITY REVENUE++          5.62      1/1/23       3,850,000

                                                                        16,159,482
                                                                      ------------
TENNESSEE - 3.67%
    900,000  CLARKSVILLE TN PUBLIC BUILDING
             AUTHORITY REVENUE++                  5.70      7/1/11         900,000
  4,000,000  MEMPHIS CITY CENTER TN MFHR PT
             1220++                               6.02      11/1/29      4,000,000
  6,040,000  PORTLAND TN HEALTH &
             EDUCATIONAL FACILITIES BOARD
             HOSPITAL RV SERIES 322 FSA
             INSURED++                            5.74      11/15/14     6,040,000

                                                                        10,940,000
                                                                      ------------
TEXAS - 11.36%
  1,000,000  AUSTIN TX UTILITIES SYSTEM RV
             SERIES G AMBAC INSURED++             5.62      11/15/11     1,000,000
  3,000,000  CALHOUN COUNTY TX SOLID WASTE
             DISPOSAL RV FORMOSA PLASTICS
             CORPORATION PROJECT++                5.75      5/1/25       3,000,000
  5,000,000  CARROLL TX ISD SCHOOL BUILDING
             PSF INSURED                          5.00      1/25/01      5,010,829
  1,500,000  GULF COAST WASTE DISPOSAL
             AUTHORITY TX                         5.70      6/1/24       1,500,000
  1,500,000  GULF COAST TX WASTE DISPOSAL
             AUTHORITY IDR AMOCO OIL
             COMPANY PROJECT++                    5.70      8/1/23       1,500,000
  2,200,000  HARRIS COUNTY TX HOUSING
             FINANCE CORPORATION ARBOR II
             LIMITED PROJECT                      4.40      10/1/01      2,200,000
    645,000  HARRIS COUNTY TX HFR FLOATER
             CTFS PROJECT SERIES 357 MBIA
             INSURED++                            5.67      7/1/21         645,000
  1,500,000  PANHANDLE-PLAINS TX HIGHER
             EDUCATION AUTHORITY
             INCORPORATED STUDENT LOAN
             REVENUE SERIES B++                   5.50      6/1/21       1,500,000
  1,000,000  PANHANDLE-PLAINS TX HIGHER
             EDUCATIONAL AUTHORITY
             INCORPORATED STUDENT LOAN
             REVENUE SERIES B++                   5.50      6/1/23       1,000,000
  1,000,000  SOUTH TEXAS HIGHER EDUCATION
             AUTHORITY INCORPORATED
             REVENUE++                            5.50      12/1/03      1,000,000
  5,950,000  TEXAS STATE DEPARTMENT OF
             HOUSING & COMMUNITY AFFAIRS
             MFHR                                 5.82      12/1/39      5,950,000
  2,500,000  TEXAS STATE SERIES D++               5.65      8/31/01      2,500,000
  5,000,000  TEXAS STATE TRAN SERIES A            5.25      8/31/01      5,040,823
  2,000,000  TRAVIS COUNTY TX HEALTH
             FACILITIES DEVELOPMENT
             CORPORATION RV SERIES 4 AMBAC
             INSURED++                            5.65      11/15/24     2,000,000

                                                                        33,846,652
                                                                      ------------
UTAH - 2.69%
  1,100,000  SALT LAKE CITY UT GO++               5.55      1/1/20       1,100,000
  6,900,000  UTAH STATE BOARD REGENTS
             STUDENT LOAN RV SERIES L AMBAC
             INSURED++                            5.50      11/1/25      6,900,000

                                                                         8,000,000
                                                                      ------------
WASHINGTON - 8.30%
  2,500,000  LAKE TAPPS PARKWAY WA++              5.50      12/1/19      2,500,000
  7,000,000  WASHINGTON STATE EDA RV
             INDUSTRIAL DEVELOPMENT CANAM
             STEEL PROJECT SERIES D++             5.75      9/30/30      7,000,000

MONEY MARKET TRUSTS   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                            MATURITY
PRINCIPAL    SECURITY NAME                   INTEREST RATE   DATE+       VALUE
WASHINGTON (continued)
$ 2,300,000  WASHINGTON STATE HOUSING
             FINANCE COMMISSION MFHR CANYON
             LAKES II PROJECT U.S. BANK OF
             WASHINGTON LOC++                     5.55%     10/1/19   $  2,300,000
  3,425,000  WASHINGTON STATE HEFA RV MILL
             POINTE APARTMENTS PROJECT
             SERIES A U.S. BANK TRUST N.A.
             LOC++                                5.80      1/1/30       3,425,000
  5,000,000  WASHINGTON STATE HOUSING
             FINANCE COMMUNITY, SFHR
             SERIES 1A-S GNMA/FNMA INSURED        4.20      2/1/01       5,000,000
  4,500,000  YAKIMA COUNTY WA PUBLIC
             CORPORATION REVENUE VALLEY
             PROCESSING PROJECT++                 5.70      2/1/15       4,500,000

                                                                        24,725,000
                                                                      ------------
WEST VIRGINIA - 1.34%
  4,000,000  WEST VIRGINIA HFA RV VHA
             MID-ATLANTIC REVENUE PROJECT
             SERIES C++                           5.70      12/1/25      4,000,000
                                                                      ------------
WISCONSIN - 2.59%
  1,700,000  CARLTON WI PCR WISCONSIN
             POWER & LIGHT COMPANY
             PROJECT++                            5.65      8/1/15       1,700,000
  3,000,000  OCONTO FALLS WI PUBLIC SCHOOL
             DISTRICT BOND ANTICIPATION
             NOTES STIFEL NICHOLAS &
             COMPANY INCORPORATED LOC++           4.80      4/1/01       3,001,596
  3,000,000  WISCONSIN SCHOOL DISTRICTS
             SERIES A-1                           4.55      9/26/01      3,000,000

                                                                         7,701,596
                                                                      ------------

                                                                       298,991,221
TOTAL MUNICIPAL SECURITIES (COST
$298,991,221)
                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $298,991,221)*                       100.33% $298,991,221
OTHER ASSETS AND LIABILITIES, NET           (0.33)     (979,019)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $298,012,202
                                          -------  ------------

 ++  VARIABLE RATE.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2000 (UNAUDITED)     MONEY
MARKET TRUSTS
--------------------------------------------------------------------------------

                                     CALIFORNIA TAX-FREE    MONEY MARKET   NATIONAL TAX-FREE
                                      MONEY MARKET TRUST           TRUST  MONEY MARKET TRUST
--------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
    IN SECURITIES, AT AMORTIZED
      COST.........................  $      605,360,738   $  737,582,517  $      298,991,221
  CASH.............................             374,043                0             160,200
  RECEIVABLE FOR DIVIDEND AND
    INTEREST AND OTHER
    RECEIVABLES....................           4,115,417        6,210,220           2,479,283
  PREPAID EXPENSES AND OTHER
    ASSETS.........................                   2                1                  62
                                     ------------------   --------------  ------------------
TOTAL ASSETS.......................         609,850,200      743,792,738         301,630,766
                                     ------------------   --------------  ------------------

LIABILITIES
  PAYABLE FOR INVESTMENT
    PURCHASED......................                   0                0           2,200,269
  PAYABLE TO INVESTMENT ADVISOR AND
    AFFILIATES.....................              68,584          105,044              27,599
  PAYABLE TO OTHER RELATED
    PARTIES........................              47,725           51,202              30,835
  ACCRUED EXPENSES AND OTHER
    LIABILITIES....................             326,284          357,602             215,266
  DIVIDENDS PAYABLE................           1,648,439        4,300,705           1,144,595
                                     ------------------   --------------  ------------------
TOTAL LIABILITIES..................           2,091,032        4,814,553           3,618,564
                                     ------------------   --------------  ------------------
TOTAL NET ASSETS...................  $      607,759,168   $  738,978,185  $      298,012,202
                                     ------------------   --------------  ------------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------
  PAID-IN CAPITAL..................  $      607,874,788   $  738,992,273  $      298,028,706
  UNDISTRIBUTED NET REALIZED GAIN
    (LOSS) ON INVESTMENTS..........            (115,620)         (14,088)            (16,504)
                                     ------------------   --------------  ------------------
TOTAL NET ASSETS...................  $      607,759,168   $  738,978,185  $      298,012,202
                                     ------------------   --------------  ------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------------------
NET ASSETS.........................  $      607,759,168   $  738,978,185  $      298,012,202
SHARES OUTSTANDING.................         607,874,788      739,069,033         298,028,706
NET ASSET VALUE AND OFFERING PRICE
  PER SHARE........................  $             1.00   $         1.00  $             1.00
                                     ------------------   --------------  ------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET TRUSTS         STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                     CALIFORNIA TAX-FREE  MONEY MARKET   NATIONAL TAX-FREE
                                      MONEY MARKET TRUST         TRUST  MONEY MARKET TRUST
------------------------------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST.........................  $       10,135,108   $ 23,345,794  $        6,759,361
                                     ------------------   ------------  ------------------
TOTAL INVESTMENT INCOME............          10,135,108     23,345,794           6,759,361
                                     ------------------   ------------  ------------------

EXPENSES
  ADMINISTRATION FEES..............             404,602        531,192             232,146
  CUSTODY..........................              53,947         70,826              30,953
  PORTFOLIO ACCOUNTING FEES........              37,493         60,202              49,525
  TRANSFER AGENT...................              21,579         10,624               7,738
  LEGAL AND AUDIT FEES.............              20,581         33,463              18,245
  REGISTRATION FEES................              63,796         19,182              56,826
  DIRECTORS' FEES..................               2,664          2,664               2,664
  SHAREHOLDER REPORTS..............              11,916          6,650               7,254
  OTHER............................               8,889          8,804               7,842
                                     ------------------   ------------  ------------------
TOTAL EXPENSES.....................             625,467        743,607             413,193
                                     ------------------   ------------  ------------------
LESS:
  WAIVED FEES AND REIMBURSED
    EXPENSES.......................             (86,045)       (35,413)           (103,692)
NET EXPENSES.......................             539,422        708,194             309,501
                                     ------------------   ------------  ------------------
NET INVESTMENT INCOME (LOSS).......           9,595,686     22,637,600           6,449,860
                                     ------------------   ------------  ------------------
  NET REALIZED GAIN (LOSS) FROM
    INVESTMENTS....................             (41,665)           612             (16,688)
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................  $        9,554,021   $ 22,638,212  $        6,433,172
                                     ------------------   ------------  ------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                          MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                            CALIFORNIA TAX-FREE
                                                            MONEY MARKET TRUST                   MONEY MARKET TRUST
                                                    -----------------------------------  -----------------------------------
                                                           (UNAUDITED)                          (UNAUDITED)
                                                           FOR THE SIX          FOR THE         FOR THE SIX          FOR THE
                                                          MONTHS ENDED       YEAR ENDED        MONTHS ENDED       YEAR ENDED
                                                    SEPTEMBER 30, 2000   MARCH 31, 2000  SEPTEMBER 30, 2000   MARCH 31, 2000
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
  BEGINNING NET ASSETS............................   $   540,703,685    $   549,288,919   $   713,277,955    $   471,922,763
OPERATIONS:
  NET INVESTMENT INCOME...........................         9,595,686         16,024,660        22,637,600         25,985,483
  NET REALIZED GAIN (LOSS) ON SALE OF
    INVESTMENTS...................................           (41,665)           (69,906)              612            (14,700)
                                                     ---------------    ---------------   ---------------    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................         9,554,021         15,954,754        22,638,212         25,970,783
                                                     ---------------    ---------------   ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME...........................        (9,595,686)       (16,024,660)      (22,637,600)       (25,985,483)
  NET REALIZED GAIN (LOSS) ON SALE OF
    INVESTMENTS...................................                 0                  0                 0                  0
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD.......................     1,869,815,790      1,382,382,308     2,449,120,868      1,811,206,569
  REINVESTMENT OF DIVIDENDS.......................           558,489            759,935                82             65,774
  COST OF SHARES REDEEMED.........................    (1,803,277,131)    (1,391,657,571)   (2,423,421,332)    (1,569,902,451)
                                                     ---------------    ---------------   ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS.................        67,097,148         (8,515,328)       25,699,618        241,369,892
                                                     ---------------    ---------------   ---------------    ---------------
                                                     ---------------    ---------------   ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS.............        67,055,483         (8,585,234)       25,700,230        241,355,192
                                                     ---------------    ---------------   ---------------    ---------------

NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS.................................   $   607,759,168    $   540,703,685   $   738,978,185    $   713,277,955
                                                     ---------------    ---------------   ---------------    ---------------

                                                            NATIONAL TAX-FREE
                                                            MONEY MARKET TRUST
                                                    ----------------------------------
                                                           (UNAUDITED)
                                                           FOR THE SIX         FOR THE
                                                          MONTHS ENDED      YEAR ENDED
                                                    SEPTEMBER 30, 2000  MARCH 31, 2000
--------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
  BEGINNING NET ASSETS............................   $   269,943,349    $ 233,545,538
OPERATIONS:
  NET INVESTMENT INCOME...........................         6,449,860        8,067,460
  NET REALIZED GAIN (LOSS) ON SALE OF
    INVESTMENTS...................................           (16,688)             360
                                                     ---------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................         6,433,172        8,067,820
                                                     ---------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME...........................        (6,449,860)      (8,067,460)
  NET REALIZED GAIN (LOSS) ON SALE OF
    INVESTMENTS...................................                 0             (176)
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD.......................     1,615,465,814      575,094,701
  REINVESTMENT OF DIVIDENDS.......................               271              348
  COST OF SHARES REDEEMED.........................    (1,587,380,544)    (538,697,422)
                                                     ---------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS.................        28,085,541       36,397,627
                                                     ---------------    -------------
                                                     ---------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS.............        28,068,853       36,397,811
                                                     ---------------    -------------
NET ASSETS:
--------------------------------------------------
ENDING NET ASSETS.................................   $   298,012,202    $ 269,943,349
                                                     ---------------    -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET TRUSTS                             FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                           BEGINNING               DIVIDENDS
                           NET ASSET         NET    FROM NET
                           VALUE PER  INVESTMENT  INVESTMENT
                               SHARE      INCOME      INCOME
------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00        0.02       (0.02)
APRIL 1, 1999 TO
  MARCH 31, 2000.........  $    1.00        0.03       (0.03)
APRIL 1, 1998 TO
  MARCH 31, 1999.........  $    1.00        0.03       (0.03)
MAY 5, 1997(2) TO
  MARCH 31, 1998.........  $    1.00        0.03       (0.03)

MONEY MARKET TRUST(3)
------------------------------------------------------------
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00        0.03       (0.03)
APRIL 1, 1999 TO
  MARCH 31, 2000.........  $    1.00        0.05       (0.05)
APRIL 1, 1998 TO
  MARCH 31, 1999.........  $    1.00        0.05       (0.05)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $    1.00        0.05       (0.05)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......  $    1.00        0.03       (0.03)
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....  $    1.00        0.05       (0.05)

NATIONAL TAX-FREE MONEY MARKET TRUST
------------------------------------------------------------
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00        0.02       (0.02)
APRIL 1, 1999 TO
  MARCH 31, 2000.........  $    1.00        0.03       (0.03)
APRIL 1, 1998 TO
  MARCH 31, 1999.........  $    1.00        0.03       (0.03)
NOVEMBER 10, 1997(2) TO
  MARCH 31, 1998.........  $    1.00        0.01       (0.01)

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 9).
(2)  COMMENCEMENT OF OPERATIONS.
(3) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. (FICM) ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (UNAUDITED)                             MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                              ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                           NET ASSET  ----------------------------------------               NET ASSETS AT
                           VALUE PER   NET INVESTMENT        NET         GROSS      TOTAL    END OF PERIOD
                               SHARE           INCOME   EXPENSES   EXPENSES(1)     RETURN  (000'S OMITTED)
----------------------------------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00           3.56%      0.20%         0.23%       1.79%  $       607,759
APRIL 1, 1999 TO
  MARCH 31, 2000.........  $    1.00           2.89%      0.20%         0.67%       2.93%  $       540,704
APRIL 1, 1998 TO
  MARCH 31, 1999.........  $    1.00           2.91%      0.20%         0.91%       2.93%  $       549,289
MAY 5, 1997(2) TO
  MARCH 31, 1998.........  $    1.00           3.18%      0.20%         0.85%       2.94%  $       636,441

MONEY MARKET TRUST(3)
----------------------------------------------------------------------------------------------------------
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00           6.39%      0.20%         0.21%       3.23%  $       738,978
APRIL 1, 1999 TO
  MARCH 31, 2000.........  $    1.00           5.35%      0.20%         0.48%       5.43%  $       713,278
APRIL 1, 1998 TO
  MARCH 31, 1999.........  $    1.00           5.20%      0.20%         0.61%       5.35%  $       471,923
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $    1.00           5.46%      0.20%         0.61%       5.62%  $       630,770
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......  $    1.00           5.28%      0.20%         0.61%       2.66%  $       807,003
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....  $    1.00           5.33%      0.18%         0.55%       5.43%  $     1,143,767

NATIONAL TAX-FREE MONEY MARKET TRUST
----------------------------------------------------------------------------------------------------------
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00           4.17%      0.20%         0.27%       2.10%  $       298,012
APRIL 1, 1999 TO
  MARCH 31, 2000.........  $    1.00           3.27%      0.20%         0.52%       3.30%  $       269,943
APRIL 1, 1998 TO
  MARCH 31, 1999.........  $    1.00           3.09%      0.20%         0.68%       3.16%  $       233,546
NOVEMBER 10, 1997(2) TO
  MARCH 31, 1998.........  $    1.00           3.32%      0.20%         0.63%       1.30%  $       229,447

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 9).
(2)  COMMENCEMENT OF OPERATIONS.
(3) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. (FICM) ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET TRUSTS                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 65 separate series. These financial statements present the Money Market Trust and National Tax-Free Money Market Trust, diversified series of the Trust, and the California Tax-Free Money Market Trust, a non-diversified series of the Trust (each, a "Fund", collectively, the "Funds").

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
   The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
   The Money Market Trust may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

NOTES TO FINANCIAL STATEMENTS                                MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2000.
   The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                        Capital Loss
Fund                                      Year Expires  Carryforwards
CALIFORNIA TAX-FREE MONEY MARKET TRUST          2005       $ 6,489

                                                2006         8,418

                                                2007        51,335

                                                2008         7,713

MONEY MARKET TRUST                              2008        14,700

3. ADMINISTRATION FEES
   The Trust has entered into an administration agreement on behalf of the Funds with WFB whereby WFB provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

4. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. WFB will continue to provide sub-transfer agency services to the Funds.

5. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. In addition, the Trust has entered into a contract on behalf of the Funds with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Certain officers of the Trust were also officers of Stephens for a portion of the period. As of September 30, 2000, Stephens owned 10 shares of the California Tax-Free Money Market Trust and 27 shares of the Money Market Trust.

6. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended September 30, 2000, were waived by WFB.

7. REORGANIZATION
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the three Stagecoach Funds below were consolidated into the Wells Fargo Funds Trust through a tax-free exchange of shares as follows:

Stagecoach Fund                                                      Wells Fargo Fund
CALIFORNIA TAX-FREE MONEY MARKET TRUST*             CALIFORNIA TAX-FREE MONEY MARKET TRUST

MONEY MARKET TRUST*                                 MONEY MARKET TRUST

NATIONAL TAX-FREE MONEY MARKET TRUST*               NATIONAL TAX-FREE MONEY MARKET TRUST

  *  ACCOUNTING SURVIVOR

MONEY MARKET TRUSTS                                        LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG                            --    ASSOCIATION OF BAY AREA GOVERNMENTS
ADR                             --    AMERICAN DEPOSITORY RECEIPTS
AMBAC                           --    AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT                             --    ALTERNATIVE MINIMUM TAX
ARM                             --    ADJUSTABLE RATE MORTGAGES
BART                            --    BAY AREA RAPID TRANSIT
CDA                             --    COMMUNITY DEVELOPMENT AUTHORITY
CDSC                            --    CONTINGENT DEFERRED SALES CHARGE
CGIC                            --    CAPITAL GUARANTY INSURANCE COMPANY
CGY                             --    CAPITAL GUARANTY CORPORATION
CMT                             --    CONSTANT MATURITY TREASURY
COFI                            --    COST OF FUNDS INDEX
CONNIE LEE                      --    CONNIE LEE INSURANCE COMPANY
COP                             --    CERTIFICATE OF PARTICIPATION
CP                              --    COMMERCIAL PAPER
CTF                             --    COMMON TRUST FUND
DW&P                            --    DEPARTMENT OF WATER & POWER
DWR                             --    DEPARTMENT OF WATER RESOURCES
EDFA                            --    EDUCATION FINANCE AUTHORITY
FGIC                            --    FINANCIAL GUARANTY INSURANCE CORPORATION
FHA                             --    FEDERAL HOUSING AUTHORITY
FHLB                            --    FEDERAL HOME LOAN BANK
FHLMC                           --    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA                            --    FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN                             --    FLOATING RATE NOTES
FSA                             --    FINANCIAL SECURITY ASSURANCE, INC
GNMA                            --    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO                              --    GENERAL OBLIGATION
HFA                             --    HOUSING FINANCE AUTHORITY
HFFA                            --    HEALTH FACILITIES FINANCING AUTHORITY
IDA                             --    INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR                           --    LONDON INTERBANK OFFERED RATE
LLC                             --    LIMITED LIABILITY CORPORATION
LOC                             --    LETTER OF CREDIT
LP                              --    LIMITED PARTNERSHIP
MBIA                            --    MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR                            --    MULTI-FAMILY HOUSING REVENUE
MUD                             --    MUNICIPAL UTILITY DISTRICT
MTN                             --    MEDIUM TERM NOTE
PCFA                            --    POLLUTION CONTROL FINANCE AUTHORITY
PCR                             --    POLLUTION CONTROL REVENUE
PFA                             --    PUBLIC FINANCE AUTHORITY
PLC                             --    PRIVATE PLACEMENT
PSFG                            --    PUBLIC SCHOOL FUND GUARANTY
RAW                             --    REVENUE ANTICIPATION WARRANTS
RDA                             --    REDEVELOPMENT AUTHORITY
RDFA                            --    REDEVELOPMENT FINANCE AUTHORITY
R&D                             --    RESEARCH & DEVELOPMENT
SFMR                            --    SINGLE FAMILY MORTGAGE REVENUE
STEERS                          --    STRUCTURED ENHANCED RETURN TRUST
TBA                             --    TO BE ANNOUNCED
TRAN                            --    TAX REVENUE ANTICIPATION NOTES
USD                             --    UNIFIED SCHOOL DISTRICT
V/R                             --    VARIABLE RATE
WEBS                            --    WORLD EQUITY BENCHMARK SHARES

  More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, fax or e-mail to:

  Wells Fargo Funds
  P.O. Box 8266
  Boston, MA 02266-8266
  Fax: 1-415-977-9301
  E-mail: WFFUNDS@wellsfargo.com

  Or, call the WELLS FARGO FUNDS Sales & Service Desk at 1-800-552-9612.

  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

  [LOGO]

 P.O. Box 8266
 Boston, MA 02266-8266

 DATED MATERIAL
 PLEASE EXPEDITE

[RECYCLED LOGO]                                                  SAR 010 (11/00)